Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000199565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000199565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000199565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000199565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000199565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000199565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000199565 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199565 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000245173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000245173 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000245173 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000245173 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%